Note 6 - Stock-based Awards	9 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note
6
.
Stock-Based Awards

We maintain the following stockholder-approved equity incentive plans:

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The 2000 Stock Incentive Plan (the “2000 Plan”) authorized the issuance of up to 4,500,000 shares of common stock covering several different types of awards, including stock options, restricted shares, stock appreciation rights, and performance shares.

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The 2007 Stock Incentive Plan (the “2007 Plan”) authorized the issuance of up to 5,000,000 shares of common stock covering several different types of awards, including stock options, restricted shares, stock appreciation rights, and other stock-based awards. On July 26, 2012, our stockholders approved an amendment to the 2007 Plan further increasing the number of authorized shares issuable under the plan to 7,000,000 shares of common stock.

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The 2003 Director Option Plan (the “2003 Plan”) authorized the issuance of up to 450,000 shares of common stock covering the annual automatic grant, unless waived, of 10,000 stock options per outside director per year. The 2003 Plan also provides for granting newly elected or appointed outside directors a one-time grant of 10,000 stock options.

The stock option plans provide that options may be granted at an exercise price of 100% of fair market value of our common stock on the date of grant, may be exercised in full or in installments, at the discretion of our Board of Directors (the “Board”) or its Compensation Committee (the “Compensation Committee”), and must be exercised within ten years from date of grant. We recognize stock-based compensation expense on a straight-line basis over the requisite service period based on fair values, generally four years. We use historical data to estimate expected employee behaviors related to option exercises and forfeitures and included these expected forfeitures as a part of the estimate of stock-based compensation expense as of the grant date.

Stock Options

The following table summarizes stock options activity for the nine months ended December 31, 2014:

	Number of Shares	Exercise Price Range			Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at April 1, 2014	4,377,874	$0.85	–	$ 4.88	$1.78	6.0
Granted	1,456,952	0.87	–	1.25	0.99
Exercised	(62,500)	0.95	–	1.08	0.98
Canceled	(1,091,651)	0.87	–	4.88	2.27
Outstanding at December 31 , 2014	4,680,675	$0.85	–	$4.88	$1.43	6.9
Vested and expected to vest at December 31 , 2014	4,641,562	$0.85	–	$4.88	$1.44	6.9
Exercisable at December 31 , 2014	3,190,447	$0.85	–	$4.88	$1.61	5.8

The weighted average fair value of options granted during the nine months ended December 31, 2014 and 2013 was $0.69 and $0.56 per share, respectively.

Our stock price at December 31, 2014 of $0.71 per share was lower than the exercise prices on the stock options granted and outstanding so there was no intrinsic value (the excess of the market price over the exercise price) for stock options outstanding, stock options exercisable, and stock options vested and expected to vest as of December 31, 2014. The total intrinsic value for stock options exercised during the nine months ended December 31, 2014 was approximately $13 thousand. There were no stock options exercised during the nine months ended December 31, 2013.

We do not expect to realize any tax benefits from future disqualifying dispositions, if any.

Restricted
Stock

We determine stock-based compensation expense for performance based restricted stock based upon the fair value of our common stock at the date of grant and recognize expense based upon the most probable outcome as to whether the performance targets will be achieved and the stock-based compensation being earned.

The following table summarizes restricted stock activity for the nine months ended December 31, 2014:

	Number of Shares	Weighted Average Grant Price
Nonvested at April 1, 2014	1,325,402	$1.06
Granted	1,023,299	0.97
Vested	(114,601)	1.30
Forfeited	(319,805)	1.05
Nonvested at December 31 , 2014	1,914,295	$1.00

We grant restricted stock awards to certain executive officers, certain management employees and certain members of our Board.

Stock-Based Compensation Expense

We estimated the fair value of the stock options granted on the date of grant using a Black-Scholes valuation model that used the weighted average assumptions noted in the following table. The risk-free interest rate assumption we use is based upon United States Treasury interest rates appropriate for the expected life of the awards. The expected life (estimated period of time that we expect employees, consultants and directors to hold their stock options) was estimated based on historical rates for two group classifications, (i) employees and consultants and (ii) outside directors. Expected volatility was based on historical volatility of our stock price for a period equal to the stock option’s expected life and calculated on a daily basis. The expected dividend rate is zero since we do not currently pay cash dividends on our common stock and do not anticipate doing so in the foreseeable future.

	Three Months Ended December 31 ,		Nine Months Ended December 31,
	2014	2013	2014	2013
Risk-free interest rate	1.8%	1.4%	1.9%	1.2%
Expected life (in years)	6.3	5.1	6.5	5.4
Expected volatility	78%	73%	78%	78%
Expected dividend yield	--	--	--	--

The following table summarizes stock-based compensation recorded in our condensed consolidated statements of operations for the three and nine months ended December 31, 2014 and 2013, respectively:

	Three Months Ended		Nine Months Ended
	December 31,		December 31,
	2014	2013	2014	2013
Cost of sales	$23	$15	$61	$57
Selling, general and administrative expenses	177	150	467	415
Research and development expenses	13	6	34	27
Total stock-based compensation expense	$213	$171	$562	$499

At December 31, 2014, unrecognized stock-based compensation expense related to stock options was approximately $0.9 million and is expected to be recognized over a weighted average period of approximately 3.3 years, while unrecognized stock-based compensation expense related to nonvested (restricted stock) awards was approximately $0.4 million, which is expected to be recognized over a weighted average period of approximately 2.9 years.